Financial Instruments - Summary of Categories of Financial Instruments (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	SFr 21,628	SFr 48,233
Financial liabilities at amortized cost	8,183	7,988
Financial liabilities at FVTPL	10,867	30,831
Financial assets	21,628	48,233
Financial liabilities	19,050	38,819
Non Current Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	2,232	2,192
Financial liabilities	2,232	2,192
Non Current Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	16	396
Financial liabilities	16	396
Current Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	444	331
Financial liabilities	444	331
Current Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	372	95
Financial liabilities	372	95
Provisions For Milestone Payments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0	0
Financial liabilities at FVTPL	10,867	30,831
Financial liabilities	10,867	30,831
Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,625	1,700
Financial liabilities	1,625	1,700
Financial Liabilities Due To Related Parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,280	1,250
Financial liabilities	1,280	1,250
Other Current Payables And Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	2,214	2,024
Financial liabilities	2,214	2,024
Other Non Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	114	76
Financial assets	114	76
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,321	1,302
Financial assets	1,321	1,302
Other Current Assets And Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	956	2,094
Financial assets	956	2,094
Cash And Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	19,237	44,761
Financial assets	SFr 19,237	SFr 44,761